Borrowings - Secured Credit Facilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Amount outstanding	$ 134,129	$ 163,800
Line of Credit
Debt Instrument [Line Items]
Variable rate basis	LIBOR
Line of Credit | Minimum
Debt Instrument [Line Items]
Loan margin percentage	2.75%
Maturity date	Jun. 30, 2021
Line of Credit | Maximum
Debt Instrument [Line Items]
Loan margin percentage	3.60%
Maturity date	Nov. 30, 2022